Capital Risk - Summary of Regulatory Capital Resources (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	£ 11,059	£ 10,438
AT1 capital	2,472	2,645
Tier 1 capital	13,531	13,083
Tier 2 capital	1,857	2,695
Total regulatory capital	15,388	15,778
Capital before regulatory adjustments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	13,769	13,865
Additional Value Adjustments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(21)	(35)
Goodwill (Net of Tax) [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(1,150)	(1,155)
Other Intangibles
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(199)	(573)
Fair Value Reserves Related to Gains or Losses on Cash Flow Hedges [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(486)	(368)
Negative Amounts Resulting From the Calculation of Regulatory Expected Loss Amounts [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(368)	(619)
Gains or Losses on Liabilities Valued at Fair Value Resulting From Changes in Own Credit Standing [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(6)	(5)
Deferred Tax Assets That Rely on Future Profitability Excluding Timing Differences
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(9)	(8)
Defined Benefit Pension Fund Assets [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(364)	(502)
Dividend Accrual [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(18)	(18)
IFRS 9 Transitional Adjustment [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	73	16
Non-controlling interests
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(162)	(160)
Regulatory Deductions for Instruments Issued by Subsidiary Undertakings or Subject to CRDIV Amortisation [member]
Disclosure of Regulatory Capital Resources [Line Items]
AT1 capital	(93)	(83)
Tier 2 capital	(571)	(583)
Amount of qualifying items subject to phase out from Tier 2 [member]
Disclosure of Regulatory Capital Resources [Line Items]
Tier 2 capital	352	377
Capital Instruments
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	7,060	7,060
AT1 capital	2,241	2,241
Tier 2 capital	2,076	2,901
Retained earnings
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	6,030	6,251
Accumulated Other Reserves And Non-Controlling Interests
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	679	554
Amount of Qualifying Items Subject to Phase Out From AT1
Disclosure of Regulatory Capital Resources [Line Items]
AT1 capital	£ 324	£ 487